COMMITMENTS AND CONTINGENCIES - Lessee Narrative (Details) - USD ($) $ in Thousands	Jan. 01, 2023	Jan. 02, 2022
Commitments and Contingencies Disclosure [Abstract]
Future minimum lease payments for facilities under operating leases	$ 22,507	$ 19,200
Operating lease, term of contract	4 years 7 months 6 days
Operating lease, extension term of contract	10 years
Future minimum lease payments for assets under finance leases	$ 2,406
Finance lease, term of contract	4 years 4 months 24 days	1 year 3 months 18 days
Finance lease liability	$ 2,192	$ 900
Current finance lease liability	$ 600
Short-term debt	Short-Term Debt
Non-current finance lease liability	$ 1,600
Long-term debt	Other Long-Term Debt, Noncurrent
Finance Lease, Liability, Statement of Financial Position [Extensible Enumeration]	Long-term debt, Short-term debt	Long-term debt, Short-term debt